UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter         March 31, 2005
Ended:                                       ----------------------------------

Check here if Amendment [ ]; Amendment
Number:                                           --------------------
 This Amendment (Check only one.):   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          John C. Bennett Jr.
               ------------------------------------------------------
Address:       One Logan Square
               ------------------------------------------------------
               24th Floor
               ------------------------------------------------------
               18th and Cherry Streets
               ------------------------------------------------------
               Philadelphia, PA  19103-6996
               ------------------------------------------------------

Form 13F File Number:   10248
28-                     ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Mehrdad Mehrespand
               -------------------------------------------------
Title:         Attorney-in-fact
               -------------------------------------------------
Phone:         (202) 778-9191
               -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Mehrdad Mehrespand as attorney-in-     Washington, D.C.      May 11, 2005
               fact
-------------------------------------   ---------------------   ---------------
          [Signature]                       [City, State]            [Date]


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number          Name

    28-  04580                    PNC Bank Delaware
       ----------------          --------------------------

    28-  07144                    Wachovia Bank, N.A.
    28-  00694                    JP Morgan Chase & Co.
    28-  03545                    Brown Brothers Harriman & Co.
       -----------------         ---------------------------



                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             4
                                              --------------------------

Form 13F Information Table Entry Total:        70
                                              --------------------------

Form 13F Information Table Value Total:        $231,815
                                              --------------------------
                                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.         Form 13F File Number            Name

1          28-04580                         PNC Bank Delaware
-------    -------------------------        ---------------------------------
2          28-07144                         Wachovia Bank, N.A.
-------    -------------------------        ---------------------------------
3          28-00694                         JP Morgan Chase & Co.
-------    -------------------------        ---------------------------------
4          28-03545                         Brown Brothers Harriman & Co.
-------    -------------------------        ---------------------------------


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


                           FORM 13-F INFORMATION TABLE

 COLUMN 1               COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5             COLUMN 6     COLUMN 7        COLUMN 8
------------        ---------------  ----------    ---------  ----------------------    ------------  ---------- ------------------

                                                    VALUE     SHRS OR    SH/    PUT/    INVESTMENT      OTHER      VOTING AUTHORITY
  NAME OF
  ISSUER             TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN    CALL    DISCRETION     MANAGERS  SOLE  SHARED  NONE
------------        ---------------- -----------   ---------  --------  ------  ------ -------------  ---------- ----- ------ -----

3MCO                    Common       88579Y101     $1,349     15,750     SH             Shared-other   1,2,3           15,750

Abbott Labs             Common       0028241000    $303       6,500      SH             Shared-other   2,4             6,500

Adobe Sys Inc           Common       00724F101     $299       4,450      SH             Shared-other   1               $4,450

American Express        Common       025816109     $4,165     81,090     SH             Shared-other   1               81,090
Co

American Intl           Common       026874107     $4,846     90,456     SH             Shared-other   1,2             90,456
Group Inc

Amgen Inc               Common       031162100     $3,435     59,010     SH             Shared-other   1,4             59,010

Analog Devices          Common       032654105     $824       22,800     SH             Shared-other   1               22,800
Inc

Avon Prods Inc          Common       054303102     $1,210     28,250     SH             Shared-other   1,4             28,250

Baker Hughes Inc        Common       057224107     $489       11,000     SH             Shared-other   1               11,000

Bank of America         Common       060505104     $3,374     76,520     SH             Shared-other   1,2             76,520
Corporation

Baxter Intl Inc         Common       071813109     $552       16,250     SH             Shared-other   1               16,250

Biomet Inc              Common       090613100     $630       17,350     SH             Shared-other   1               17,350

BP PLC Spons            Common       055622104     $229       3,668      SH             Shared-other   2,4             3,668
ADR
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

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

Cisco Sys Inc           Common       17275R102     $3,665     204,860    SH             Shared-other   1,2             204,860

Citigroup Inc           Common       172967101     $3,799     84,529     SH             Shared-other   1,4             84,529

Clorox Co               Common       189054109     $677       10,750     SH             Shared-other   1               10,750

Coca Cola Co            Common       191216100     $771       18,500     SH             Shared-other   1,2,4           18,500

Conoco Phillips         Common       20825C104     $695       6,450      SH             Shared-other   1               6,450

Deere & Co              Common       244199105     $436       6,500      SH             Shared-other   1               6,500

Dell Inc                Common       24702R101     $3,034     78,980     SH             Shared-other   1,2,4           78,980

Devon Energy            New Common   25179M103     $697       14,600     SH             Shared-other   1               14,600
Corp

Disney Walt Co          Common       254687106     $2,135     74,300     SH             Shared-other   1               74,300

Dover Corp              Common       26003108      $4,114     108,870    SH             Shared-other   1,4             108,870

Du Pont E I De          Common       263534109     $643       12,550     SH             Shared-other   1,2             12,550
Nemours & Co

Ebay Inc                Common       278642103     $354       9,500      SH             Shared-other   1               9,500

Emerson Elec Co         Common       29101104      $697       10,720     SH             Shared-other   1,3             10,720

Entergy Corp            New Common   29364G103     $495       7,000      SH             Shared-other   1               7,000

Exxon Mobil Corp        Common       30231G102     $7,118     119,429    SH             Shared-other   1,2,4           119,429

Fedex Corp              Common       30231G102     $538       5,725      SH             Shared-other   1               5,725

Fifth Third Bancorp     Common       316773100     $365       8,500      SH             Shared-other   1               8,500

Gap Inc                 Common       364760108     $631       28,900     SH             Shared-other   1               28,900
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

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

General Elec Co         Common       369604103     $6,979     189,550    SH             Shared-other   1,2,4           189,550

Gilead Sciences         Common       375558103     $967       27,000     SH             Shared-other   1               27,000
Inc

Goldman Sachs           Common       38141G104     $1,089     9,900      SH             Shared-other   1               9,900
Group Inc

Hershey Foods           Common       427866108     $1,106     18,300     SH             Shared-other   1,2             18,300
Corp

Honeywell Intl Inc      Common       438516106     $884       23,750     SH             Shared-other   1               23,750

Illinois Tool Works     Common       452308109     $667       7,450      SH             Shared-other   1,4             7,450
Inc

Intel Corp              Common       458140100     $4,185     180,170    SH             Shared-other   1,2,4           180,170

International           Common       459200101     $3,955     43,280     SH             Shared-other   1,2,4           43,280
Business Machs

Intuit                  Common       461202103     $493       11,275     SH             Shared-other   1               11,275

Johnson &               Common       478160104     $115,271   1,716,299  SH             Shared-other   1,3             1,716,299
Johnson

Lexmark                 New Common   529771107     $612       7,650      SH             Shared-other   1               7,650
International

Lilly Eli & Co          Common       532457108     $547       10,500     SH             Shared-other   1               10,500

McDonalds Corp          Common       580135101     $950       30,500     SH             Shared-other   1               30,500

Medtronic Inc           Common       585055106     $1,263     24,800     SH             Shared-other   1,4             24,800

Mellon Finl Corp        Common       58551A108     $479       16,800     SH             Shared-other   1               16,800

Microsoft Corp          Common       594918104     $4,476     185,190    SH             Shared-other   1,2,4           185,190
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

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


Monsanto Co             New Common   61166W101     $880       13,650     SH             Shared-other   1               13,650

Morgan Stanley          Common       617446448     $492       8,600      SH             Shared-other   1               8,600

Motorola Inc            Common       620076109     $620       41,450     SH             Shared-other   1               41,450

Nike Inc                Class B      654106103     $521       6,250      SH             Shared-other   1               6,250

Pepsico Inc             Common       713448108     $4,590     86,560     SH             Shared-other   1,3             86,560

Pfizer Inc              Common       717081103     $2,553     97,190     SH             Shared-other   1,4             97,190

PG&E Corp               Common       69331C108     $486       14,250     SH             Shared-other   1               14,250

Procter & Gamble        Common       742718109     $6,146     115,965    SH             Shared-other   1               115,965
Co

Prudential Finl Inc     Common       744320102     $1,039     18,100     SH             Shared-other   1               18,100

Qualcomm Inc            Common       747525103     $359       9,850      SH             Shared-other   1,3             9,850

Royal Dutch Pete        Common       780257804     $5,080     84,620     SH             Shared-other   1               84,620
Co

Schlumberger Ltd        Common       806857108     $2,350     34,230     SH             Shared-other   1,3,4           34,230

Sprint Corp             Common       852061100     $652       28,650     SH             Shared-other   1               28,650

Symantec Corp           Common       871503108     $458       21,500     SH             Shared-other   1               21,500

United Health           Common       91324P102     $877       9,200      SH             Shared-other   1               9,200
Group Inc

United                  Common       913017109     $747       7,350      SH             Shared-other   1               7,350
Technologies Corp

US Bancorp DEL          New Common   902973304     $886       30,750     SH             Shared-other   1               30,750
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

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

Varian Medical          Common       92220P105     $418       12,200     SH             Shared-other   1               12,200
Systems, Inc

Verisign Inc            Common       92343E102     $452       15,750     SH             Shared-other   1               15,750

Viacom Inc              Class B      925524308     $1,024     29,400     SH             Shared-other   1,4             29,400

Wal-Mart Stores         Common       931142103     $3,192     63,700     SH             Shared-other   1,4             63,700
Inc

Wells Fargo & Co        Common       949746101     $586       9,800      SH             Shared-other   1,2,4           9,800
New

Yahoo Inc               Common       984332106     $915       27,000     SH             Shared-other   1               27,000
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






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